Major Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Loss Contingencies [Line Items]
Provision for specific environmental sites
As at December 31, 2022, 2021 and 2020, the Company's provision for specific environmental sites was as follows:

In millions	2022	2021	2020
Beginning of year	$56	$59	$57
Accruals and other	27	23	44
Payments	(26)	(26)	(42)
Foreign exchange	2	—	—
End of year	$59	$56	$59
Current portion - End of year	$41	$38	$46

Employee injuries, Canada [Member]
Loss Contingencies [Line Items]
Provision for personal injury and other claims
As at December 31, 2022, 2021 and 2020, the Company's provision for personal injury and other claims in Canada was as follows:

In millions	2022	2021	2020
Beginning of year	$182	$206	$207
Accruals and other	16	12	31
Payments	(30)	(36)	(32)
End of year	$168	$182	$206
Current portion - End of year	$27	$50	$68

Employee injuries, United States [Member]
Loss Contingencies [Line Items]
Provision for personal injury and other claims
As at December 31, 2022, 2021 and 2020, the Company's provision for personal injury and other claims in the U.S. was as follows:

In millions	2022	2021	2020
Beginning of year	$125	$141	$145
Accruals and other	33	30	28
Payments	(39)	(45)	(29)
Foreign exchange	9	(1)	(3)
End of year	$128	$125	$141
Current portion - End of year	$18	$25	$41